LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

           Lincoln New York Separate Account N for Variable Annuities

                            Lincoln ChoicePlus Suite
                           Lincoln ChoicePlus II Suite
                       Lincoln ChoicePlus Assurance Suite
                            Lincoln ChoicePlus Design


This Supplement outlines a change to your Lincoln ChoicePlus variable annuity prospectus. It is for informational purposes only and requires no action on your part.

Lincoln SmartSecurity(R) Advantage - Lifetime Withdrawals.

The three-year requirement (Waiting Period) to receive payment of the Maximum Annual Withdrawal amount for the life of the owner (and Joint Life if applicable) under the Lincoln SmartSecurity(R) Advantage has been eliminated.




               Please retain this Supplement for future reference.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                     Lincoln Life Variable Annuity Account N

                            Lincoln ChoicePlus Bonus
                           Lincoln ChoicePlus II Bonus
                      Lincoln ChoicePlus Assurance (Bonus)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                Lincoln New York Account N for Variable Annuities

                           Lincoln ChoicePlus II Bonus
                      Lincoln ChoicePlus Assurance (Bonus)

                        Supplement to the 2006 Prospectus


This supplement addresses certain changes to your Lincoln ChoicePlus variable annuity prospectus that will be effective March 12, 2007. It is for informational purposes only and requires no action on your part.

Guaranteed Income Benefit with i4LIFE(R) Advantage and 4LATER(R) Advantage

For both qualified and non-qualified contracts, the minimum Access Period required for these benefits is 15 years or to age 85, whichever is longer.

In addition, i4LIFE(R) Advantage Guaranteed Income Benefit or 4LATER(R) Advantage Guaranteed Income Benefit will be available on joint life payouts in IRA markets. For IRAs, the secondary life and primary beneficiary must be the spouse of the annuitant, and the spouse must be at least age 59 1/2 at the time the i4LIFE(R) Advantage Guaranteed Income Benefit or 4LATER(R) Advantage Guaranteed Income Benefit is elected.

i4LIFE(R) Advantage Death Benefits. If you elect i4LIFE(R) Advantage after March 12, 2007, the i4LIFE(R) Advantage Guarantee of Principal death benefit will no longer be available.


               Please retain this supplement for future reference.